RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Loans to Related Parties [Table Text Block]
Loans to directors, executive officers, principal holders of First Financial’s common stock and certain related persons were as follows:

(Dollars in thousands)	2017
Beginning balance	$6,930
Additions	3,904
Deductions	(961)
Ending balance	$9,873
Loans 90 days or more past due	$0